Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 1,751	$ 2,137	$ 2,222
Additions through business combinations		198	60
Settlements	(1,164)	(1,008)	(826)
Revaluations	(97)	311	549
Discount unwind (Note 3)	60	113	132
Contingent liabilities recognised in business combination at end of period	$ 550	1,751	2,137
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	5.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	8.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 1,309	1,945
Contingent liabilities recognised in business combination at end of period	257	1,309	1,945
Increase (decrease) in contingent consideration through revaluation	$ (44)	$ 260	$ 520
Discount rate - contingent consideration	8.00%